Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 394,037	$ 221,133
Short-term investments	90,451	54,577
Accounts receivable, net of allowance for doubtful accounts of $5,221 and $4,315 in 2012 and 2011, respectively	250,729	230,770
Income taxes receivable	39,150	19,009
Inventories, net	135,293	132,236
Prepaid expenses and other current assets	55,363	59,055
Deferred income taxes	27,598	28,609
Total current assets	992,621	745,389
Long-term assets:
Property, plant and equipment, net	418,932	371,792
Goodwill	1,759,898	1,733,722
Intangible assets, net of accumulated amortization of $532,006 and $417,430 in 2012 and 2011, respectively	853,872	819,487
Deferred income taxes	2,323	3,141
Other long-term assets	59,985	56,154
Total long-term assets	3,095,010	2,984,296
Total assets	4,087,631	3,729,685
Current liabilities:
Current portion of long-term debt	948	1,617
Short-term loans	0	142,329
Accounts payable	51,311	59,848
Accrued and other liabilities (of which $7,008 and $7,383 in 2012 and 2011 due to related parties)	196,447	213,769
Income taxes payable	14,863	31,211
Deferred income taxes	3,300	2,862
Total current liabilities	266,869	451,636
Long-term liabilities:
Long-term debt, net of current portion (of which $445,000 in 2012 and 2011 due to related parties)	846,044	446,005
Deferred income taxes	191,609	210,365
Other liabilities	58,746	63,881
Total long-term liabilities	1,096,399	720,251
Commitments and Contingencies
Equity:
Preference shares, 0.01 EUR par value, authorized-450,000 shares, no shares issued and outstanding	0	0
Financing preference shares, 0.01 EUR par value, authorized-40,000 shares, no shares issued and outstanding	0	0
Common Shares, 0.01 EUR par value, authorized-410,000 shares, issued and outstanding - 236,487 and 234,221 shares at December 31, 2012 and 2011, respectively	2,769	2,739
Additional paid-in capital	1,718,163	1,673,733
Retained earnings	985,434	855,928
Accumulated other comprehensive income	43,991	15,904
Less treasury shares, at cost—1,943 shares at December 31, 2012	(35,653)	0
Equity attributable to the owners of QIAGEN N.V.	2,714,704	2,548,304
Noncontrolling interest	9,659	9,494
Total equity	2,724,363	2,557,798
Total liabilities and equity	$ 4,087,631	$ 3,729,685